Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting [Abstract]
Information for Operating Segments
There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follows:

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2024
Revenue	$1,282,994	$262,220	$61,942	$146,420	$-	$1,753,576
Costs and expenses	(1,050,110)	(188,617)	(74,717)	(129,355)	-	(1,442,799)
Corporate expenses	-	-	-	-	(59,171)	(59,171)
Depreciation and amortization	(19,300)	(4,712)	(12,957)	(56,084)	(2,178)	(95,231)
Transportation profit (loss)	$213,584	$68,891	$(25,732)	$(39,019)	$(61,349)	$156,375
Costs, expenses and revenue not allocated						(41,580)
Net income for the year						$114,795

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2024
Properties	$226,634	$574,093	$1,216,359	$85,537	$168,676	$2,271,299
Rights of use by segment	-	-	47,504	19,701	-	67,205
Other assets by segment	975,850	357,556	225,587	70,971	-	1,629,974
Shared assets	-	-	-	-	23,434	23,434
Total assets	$1,202,484	$931,659	$1,489,450	$176,209	$192,110	$3,991,912

Total liabilities by operating segment	$676,021	$450,452	$437,077	$268,631	$-	$1,832,181
Shared liabilities	-	-	-	-	51,291	51,291
Total liabilities	$676,021	$450,452	$437,077	$268,631	$51,291	$1,883,472

Total capital expenditures by segment	$70,545	$396,057	$2,054	$745	$-	$469,401
Shared capital expenditures	-	-	-	-	59	59
Total capital expenditures	$70,545	$396,057	$2,054	$745	$59	$469,460

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2023
Revenue	$795,529	$200,496	$73,115	$149,507	$-	$1,218,647
Costs and expenses	(704,075)	(140,614)	(95,844)	(120,483)	-	(1,061,016)
Corporate expenses	-	-	-	-	(61,605)	(61,605)
Depreciation and amortization	(36,385)	(8,191)	(13,059)	(65,296)	(2,191)	(125,122)
Transportation profit (loss)	$55,069	$51,691	$(35,788)	$(36,272)	$(63,796)	$(29,096)
Costs, expenses and revenue not allocated						44,554
Net income for the year						$15,458

Properties	$156,014	$182,762	$1,284,274	$80,352	$122,730	$1,826,132
Rights of use by segment	-	1,383	49,437	97,131	-	147,951
Other assets by segment	675,684	322,046	153,529	109,183	-	1,260,442
Shared assets	-	-	-	-	32,305	32,305
Total assets	$831,698	$506,191	$1,487,240	$286,666	$155,035	$3,266,830

Total liabilities by operating segment	$422,088	$73,753	$449,429	$311,824	$-	$1,257,094
Shared liabilities	-	-	-	-	35,359	35,359
Total liabilities	$422,088	$73,753	$449,429	$311,824	$35,359	$1,292,453

Total capital expenditures by segment	$124,118	$6,582	$495	$150	$-	$131,345
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$124,118	$6,582	$495	$150	$-	$131,345

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2022
Revenue	$1,231,101	$118,441	$160,977	$172,537	$-	$1,683,056
Costs and expenses	(1,120,565)	(79,775)	(137,165)	(121,096)	-	(1,458,601)
Corporate expenses	-	-	-	-	(82,047)	(82,047)
Depreciation and amortization	(19,063)	(7,625)	(18,099)	(52,480)	(2,252)	(99,519)
Transportation profit (loss)	$91,473	$31,041	$5,713	$(1,039)	$(84,299)	$42,889
Costs, expenses and revenue not allocated						(41,986)
Net income for the year						$903

Properties	$102,998	$152,036	$1,021,222	$97,063	$117,452	$1,490,771
Rights of use by segment	-	6,917	73,543	188,478	-	268,938
Other assets by segment	752,039	321,594	492,439	174,878	-	1,740,950
Shared assets	-	-	-	-	725	725
Total assets	$855,037	$480,547	$1,587,204	$460,419	$118,177	$3,501,384

Total liabilities by operating segment	$531,477	$88,104	$534,400	$371,097	$-	$1,525,078
Shared liabilities	-	-	-	-	175,282	175,282
Total liabilities	$531,477	$88,104	$534,400	$371,097	$175,282	$1,700,360

Total capital expenditures by segment	$49	$7,997	$148	$17,037	$-	$25,231
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$49	$7,997	$148	$17,037	$-	$25,231